FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INCOME AND EXPENSES
Schedule of financial income and costs

a)    Financial income

	01.01.2025	01.01.2024	01.01.2023
Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Interest income	11,326,220	18,377,685	25,791,172
Ipiranga purchase warranty restatement	59,648	39,511	47,032
From PIS and COFINS credits (1)	4,256,200	8,986,697	—
Other financial income	2,797,544	1,556,025	5,557,963
Total	18,439,612	28,959,918	31,396,167
(1)	See Note 6 for more information on the recovery.

b)    Financial costs

	01.01.2025	01.01.2024	01.01.2023
Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Bond interest	(56,027,866)	(51,829,876)	(53,148,503)
Bank loan interest	(4,532,444)	(7,398,612)	(4,510,379)
Lease interest	(2,817,626)	(3,277,261)	(2,616,945)
Other financial costs	(4,840,477)	(7,908,134)	(5,012,525)
Total	(68,218,413)	(70,413,883)	(65,288,352)